Warrants	12 Months Ended
Oct. 31, 2023
Warrants.
Warrants
21.	Warrants

					Weighted
	Number of	Warrants	Put option	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2022	111,242,184	10,724	1,693	2.60	2.01

Revaluation of put option liability	—	—	220	—	—
Warrants cancelled or expired	(17,248,015)	(274)	—	—	—
Warrants exercised	(7,956,345)	(6)	(1,913)	—	—
Issued warrants - Promissory note (i)	700,000	321	—	4.98	0.33	June 21, 2023
Issued warrants - Bought deal (ii)	4,956,960	4,732	—	2.73	0.05	July 22, 2027
Balance, October 31, 2022	91,694,784	15,497	—	2.58	2.39

Warrants expired (iii)	(39,619,252)	(2,437)	—	0.43	—
Warrants cancelled (iii)	(809,010)	(320)	—	0.43	—
Balance, October 31, 2023	51,266,522	12,740	—	5.61	0.75

As at October 31, 2023, 46,309,562 (2022: 86,037,824) warrants were exercisable on a basis of 15 warrants for 1 common share.

(i)	The Company issued 300,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.38 per warrant. The warrants were valued at $64 using the Black‐Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.37 pre‐consolidation; expected life of two years; $nil dividends; expected volatility of 111% based on comparable companies; exercise price of $0.38; and a risk‐free interest rate of 1.6%.
(ii)	The Company issued 3,500,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.30 per warrant. The warrants were valued at $204 using the Black‐Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.22 pre‐consolidation; expected life of two years; $nil dividends; expected volatility of 70% based on comparable companies; exercise price of $0.30; and a risk‐free interest rate of 1.6%.
(iii)	During the year ended 2023, the remaining unexercised warrants issued in connections to the META acquisition expired.